Retirement Plan	12 Months Ended
Dec. 31, 2015
Compensation And Retirement Disclosure [Abstract]
Retirement Plan

(8) Retirement Plan

The Company has a 401(k) profit sharing plan which covers all of its employees. At its discretion, Comstock may match the employees’ contributions to the plan. Matching contributions to the plan were $702,000, $834,000 and $888,000 for the years ended December 31, 2013, 2014 and 2015, respectively.